Total Equity	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Total Equity
Total Equity
Equity attributable to shareholders of Fairfax

Authorized capital
The authorized share capital of the company consists of an unlimited number of preferred shares issuable in series, an unlimited number of multiple voting shares (cumulatively carrying 41.8% voting power) and an unlimited number of subordinate voting shares carrying one vote per share.
Issued capital
Issued capital at December 31, 2018 was comprised of 1,548,000 multiple voting shares and 27,717,325 subordinate voting shares without par value prior to deducting 1,228,148 subordinate voting shares reserved in treasury for share-based payment awards (December 31, 2017 - 1,548,000, 27,904,801 and 902,498 respectively). The multiple voting shares are not traded.

Common stock
The number of shares outstanding was as follows:

	2018	2017
Subordinate voting shares – January 1	27,002,303	22,344,796
Issuances during the year	—	5,084,961
Purchases for cancellation	(187,476)	(184,367)
Treasury shares acquired	(415,538)	(277,364)
Treasury shares reissued	89,888	34,277
Subordinate voting shares – December 31	26,489,177	27,002,303
Multiple voting shares – beginning and end of year	1,548,000	1,548,000
Interest in multiple and subordinate voting shares held through ownership interest in shareholder – beginning and end of year	(799,230)	(799,230)
Common stock effectively outstanding – December 31	27,237,947	27,751,073

During 2018 the company purchased for cancellation 187,476 subordinate voting shares (2017 - 184,367) under the terms of its normal course issuer bids at a cost of $92.7 (2017 - $96.2), of which $46.3 (2017 - $50.6) was charged to retained earnings. Subsequent to December 31, 2018 and up to March 8, 2019 the company purchased for cancellation 249,361 subordinate voting shares under the terms of its normal course issuer bid at a cost of $118.0.

During 2018 the company purchased for treasury 415,538 subordinate voting shares at a cost of $214.0 (2017 - 277,364 subordinate voting shares at a cost of $140.5) on the open market for use in its share-based payment awards. Subsequent to December 31, 2018 and up to March 8, 2019 the company purchased for treasury 103,649 subordinate voting shares at a cost of $47.9 on the open market for use in its share-based payment awards.

During 2017 the company issued 5,084,961 subordinate voting shares, of which 5,075,894 shares with a fair value of $2,191.6 were issued pursuant to the acquisition of Allied World as described in note 23.

Dividends paid by the company on its outstanding multiple voting and subordinate voting shares were as follows:

Date of declaration	Date of record	Date of payment	Dividend per share	Total cash payment
January 3, 2019	January 18, 2019	January 28, 2019	$10.00	$278.0
January 3, 2018	January 18, 2018	January 25, 2018	$10.00	$283.2
January 4, 2017	January 19, 2017	January 26, 2017	$10.00	$237.4

Preferred stock
The number of preferred shares outstanding was as follows:

	Series C	Series D	Series E	Series F	Series G	Series H	Series I	Series J	Series K	Series M	Total
January 1, 2017	6,016,384	3,983,616	3,967,134	3,572,044	7,432,952	2,567,048	10,465,553	1,534,447	9,500,000	9,200,000	58,239,178
2017 activity:	—	—	—	—	—	—	—	—	—	—	—
December 31, 2017	6,016,384	3,983,616	3,967,134	3,572,044	7,432,952	2,567,048	10,465,553	1,534,447	9,500,000	9,200,000	58,239,178
2018 activity:	—	—	—	—	—	—	—	—	—	—	—
December 31, 2018	6,016,384	3,983,616	3,967,134	3,572,044	7,432,952	2,567,048	10,465,553	1,534,447	9,500,000	9,200,000	58,239,178

The carrying value of preferred shares outstanding was as follows:

	Series C	Series D	Series E	Series F	Series G	Series H	Series I	Series J	Series K	Series M	Total
January 1, 2017	136.7	90.5	90.8	81.8	175.3	60.6	251.6	36.9	231.7	179.6	1,335.5
2017 activity:	—	—	—	—	—	—	—	—	—	—	—
December 31, 2017	136.7	90.5	90.8	81.8	175.3	60.6	251.6	36.9	231.7	179.6	1,335.5
2018 activity:	—	—	—	—	—	—	—	—	—	—	—
December 31, 2018	136.7	90.5	90.8	81.8	175.3	60.6	251.6	36.9	231.7	179.6	1,335.5

The terms of the company's cumulative five-year rate reset preferred shares at December 31, 2018 were as follows:

	Next possible redemption and conversion date(1)(2)	Number of shares outstanding	Stated capital		Liquidation preference per share		Fixed dividend rate per annum	Floating dividend rate per annum(3)

Series C	December 31, 2019	6,016,384	Cdn	$150.4	Cdn $	25.00	4.58%	—
Series D	December 31, 2019	3,983,616	Cdn	$99.6	Cdn $	25.00	—	4.86%

Series E	March 31, 2020	3,967,134	Cdn	$99.2	Cdn $	25.00	2.91%	—
Series F	March 31, 2020	3,572,044	Cdn	$89.3	Cdn $	25.00	—	3.87%

Series G	September 30, 2020	7,432,952	Cdn	$185.8	Cdn $	25.00	3.32%	—
Series H	September 30, 2020	2,567,048	Cdn	$64.2	Cdn $	25.00	—	4.27%

Series I	December 31, 2020	10,465,553	Cdn	$261.6	Cdn $	25.00	3.71%	—
Series J	December 31, 2020	1,534,447	Cdn	$38.4	Cdn $	25.00	—	4.56%

Series K	March 31, 2022	9,500,000	Cdn	$237.5	Cdn $	25.00	4.67%	—

Series M	March 31, 2020	9,200,000	Cdn	$230.0	Cdn $	25.00	4.75%	—

(1)	Fixed and floating rate cumulative preferred shares are redeemable by the company at each stated redemption date and on each subsequent five-year anniversary date at Cdn$25.00 per share.

(2)
Holders of Series C, Series E, Series G, Series I, Series K and Series M fixed rate cumulative preferred shares will have the option to convert their shares into Series D, Series F, Series H, Series J, Series L and Series N floating rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date. Holders of Series D, Series F, Series H and Series J floating rate cumulative preferred shares will have the option to convert their shares into Series C, Series E, Series G and Series I fixed rate cumulative preferred shares respectively, at the specified conversion dates, and on each subsequent five-year anniversary date.

(3)
The Series D, Series F, Series H, and Series J preferred shares, and the Series L and Series N preferred shares (of which none are currently issued), have a floating dividend rate equal to the three-month Government of Canada treasury bill yield plus 3.15%, 2.16%, 2.56%, 2.85%, 3.51% and 3.98% respectively, with rate resets at the end of each calendar quarter.

During 2018 the company paid preferred share dividends of $45.1 (2017 - $44.6).

Accumulated other comprehensive income (loss)
Accumulated other comprehensive income (loss) attributable to shareholders of Fairfax was comprised as follows:

	December 31, 2018			December 31, 2017
	Pre-tax amount	Income tax recovery	After-tax amount	Pre-tax amount	Income tax recovery	After-tax amount
Items that may be subsequently reclassified to net earnings
Currency translation account	(405.1)	5.7	(399.4)	(166.6)	2.8	(163.8)
Share of accumulated other comprehensive loss of associates, excluding share of net losses on defined benefit plans of associates	(68.2)	4.1	(64.1)	(22.0)	0.5	(21.5)
	(473.3)	9.8	(463.5)	(188.6)	3.3	(185.3)
Items that will not be subsequently reclassified to net earnings
Share of net losses on defined benefit plans of associates	(78.0)	9.0	(69.0)	(30.3)	3.5	(26.8)
Net losses on defined benefit plans	(49.2)	7.1	(42.1)	(60.9)	8.9	(52.0)
Other	(0.8)	10.1	9.3	—	—	—
	(128.0)	26.2	(101.8)	(91.2)	12.4	(78.8)
Accumulated other comprehensive loss attributable to shareholders of Fairfax	(601.3)	36.0	(565.3)	(279.8)	15.7	(264.1)

Non-controlling interests

Details of non-controlling interests as at and for the years ended December 31 were as follows:

		December 31, 2018		December 31, 2017		Net earnings (loss) attributable to non-controlling interests
Subsidiary	Domicile	Minority voting percentage	Carrying value	Minority voting percentage	Carrying value	2018	2017
Allied World(1)	Switzerland	32.2%	1,196.6	32.6%	1,229.4	6.1	(182.3)
Fairfax India(2)	Canada	6.2%	1,095.4	6.4%	1,110.7	81.9	(59.9)
Recipe(3)	Canada	43.1%	494.3	43.3%	578.0	33.6	55.7
Grivalia Properties	Greece	47.3%	473.1	47.3%	517.6	28.6	20.0
Thomas Cook India(4)	India	33.1%	434.5	32.4%	391.2	283.4	28.2
Fairfax Africa(5)	Canada	1.7%	267.2	1.2%	191.6	(1.6)	4.3
Brit(6)	U.K.	11.1%	181.9	27.5%	435.3	(1.7)	(19.1)
All other	—	—	107.4	—	147.1	11.6	27.4
			4,250.4		4,600.9	441.9	(125.7)

(1)	On April 30, 2018 a dividend of $61.3 was paid to Allied World's minority shareholders (OMERS, AIMCo and others).

(2)
On March 9, 2018 the company received a performance fee of $114.4 for the period January 30, 2015 to December 31, 2017 in the form of 7,663,685 newly issued Fairfax India subordinate voting shares, which increased the company's equity interest in Fairfax India to 33.6% from 30.2% at December 31, 2017.

(3)
During 2018 Cara Operations Limited changed its name to Recipe Unlimited Corporation ("Recipe"). The decrease in carrying value of Recipe's non-controlling interests at December 31, 2018 compared to December 31, 2017 primarily reflected Recipe's acquisition of The Keg, partially offset by Recipe's issuance of common shares to partially finance the acquisition. See note 23.

(4)
The increase in carrying value of Thomas Cook India's non-controlling interests at December 31, 2018 compared to December 31, 2017 primarily reflected the non-controlling interests' 33.0% share of the non-cash re-measurement gain ($889.9) related to the deconsolidation of Quess, partially offset by the deconsolidation of the non-controlling interests in Quess ($212.5). See note 23.

(5)
During 2018 the company acquired 4,745,421 subordinate voting shares of Fairfax Africa for cash consideration of $57.8 through Fairfax Africa's secondary public offering and open market purchases. Those transactions decreased the company's equity interest in Fairfax Africa to 59.2% from 64.2% at December 31, 2017. See note 23.

(6)
On December 14, 2018 the company increased its ownership interest in Brit to 88.9% through a capital contribution to Brit of $126.0 to support Brit's 2019 underwriting plans. On July 5, 2018 Brit used the proceeds from a $264.6 capital contribution from the company to purchase an 11.2% ownership interest from its minority shareholder (OMERS) for $251.8 and to pay an accrued dividend of $12.8 on the shares purchased. On April 30, 2018 a dividend of $45.8 was paid to Brit's minority shareholder (OMERS).

Minority voting percentages in the table above are consistent with equity interests in each subsidiary at December 31, 2018 except for Fairfax India, Recipe, and Fairfax Africa whose minority equity interests were 66.3%, 56.3%, and 41.3% respectively (December 31, 2017 - 69.8%, 59.8%, 35.8%).
Other net changes in capitalization

The impact on retained earnings and non-controlling interests of certain capital transactions and changes in ownership interests of the company's consolidated subsidiaries for the years ended December 31, 2018 and 2017 are included in other net changes in capitalization in the consolidated statement of changes in equity as shown in the table below. See note 23 and under the heading "Non-controlling interests" earlier in this note for details of these transactions.

	2018		2017
	Retained earnings	Non-controlling interests	Retained earnings	Non-controlling interests
Deconsolidation of Quess	—	(212.5)	—	—
Recipe's acquisition of The Keg	(9.3)	(79.1)	—	—
Dividends paid to co-investors in Allied World and Brit	(86.5)	86.5	(33.2)	33.2
Fairfax Africa secondary public offering	3.9	86.6	—	—
Additional investments in Brit	(63.9)	(233.5)	—	—
Acquisition of the remaining shares of Allied World AG	—	—	(35.7)	(193.4)
Quess transactions	—	—	135.6	210.0
Fairfax India secondary public offering and private placement	—	—	(3.3)	336.3
Other	(29.4)	(67.2)	120.4	(202.1)
As presented in other net changes in capitalization in the consolidated statement of changes in equity	(185.2)	(419.2)	183.8	184.0